Offerings - Offering: 1	Feb. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.85% First Mortgage Bonds due 2036
Amount Registered | shares	350,000,000
Maximum Aggregate Offering Price	$ 349,146,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 48,217.06
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Table" in the registrant's Registration Statement on Form S-3 (File No. 333-285140-01).